Incentive Compensation Plans (Summary Of Weighted Average Fair Values Of Awards Valued Using Black-Scholes Option Pricing Model And Weighted Average Assumptions Used To Develop Fair Value Estimates) (Details) - Black Sholes Option Pricing And Monte Carlo Simulation Pricing Model [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tier I Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 721.62	$ 606.70	$ 567.88
Expected volatility	59.22%	62.05%	61.80%
Risk-free interest rate	1.93%	1.77%	0.84%
Expected term (years)	6 years 6 months	6 years 5 months 23 days	6 years 1 month 24 days
Tier II Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 399.07	$ 399.07	$ 381.50
Expected volatility	55.87%	55.87%	57.63%
Risk-free interest rate	2.76%	2.76%	1.57%
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 409.74	$ 371.61	$ 433.67
Expected volatility	54.01%	55.87%	57.63%
Risk-free interest rate	2.35%	2.76%	1.57%